Common Stock and Common Stock Warrants - Reserved for Issuance (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Total (in shares)	89,096,463	84,835,325
Convertible preferred stock outstanding
Class of Stock [Line Items]
Total (in shares)	65,970,938	65,928,261
Options issued and outstanding
Class of Stock [Line Items]
Total (in shares)	22,774,949	17,984,575
Shares available for future stock option issuances
Class of Stock [Line Items]
Total (in shares)	201,582	751,514
Warrants
Class of Stock [Line Items]
Total (in shares)	148,994	170,975